SPAC (Details) - MEOA - USD ($)	1 Months Ended
	Aug. 31, 2021	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
SPAC Sponsor contribution		$ 25,000
Investment Owned, Balance, Shares		2,875,000
SPAC warrants		5,395,000
Investment Owned, Restricted, Cost		$ 5,400,000
SPAC Sponsor liability		$ 1,000,000
SPAC Warrants, Price Per Share	$ 1.00